Non-Controlling Interests (Details) - Schedule of Non-Controlling Interests	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Non-Controlling Interests [Abstract]
Non-controlling interests	RM 104,305	$ 22,699	RM 94,158